Summary of Significant Accounting Policies - Summary of Information of Non-controlling Interests - Statements of Cash Flows (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Non Controlling Interests [Line Items]
Net cash provided by (used in) operating activities	$ (875,190)	$ (31,167)	$ (777,562)	$ (686,039)
Net cash provided by (used in) investing activities	(35,443)	(1,263)	252,191	(368,764)
Net cash provided by (used in) financing activities	1,228,137	43,737	744,008	911,713
Effect of exchange rates on cash and cash equivalents	1,289	46	(2,247)	(1,139)
Net (decrease) increase in cash and cash equivalents	318,793	11,353	216,390	(144,229)
Cash and cash equivalents at beginning of year	1,023,874	36,463	807,484	951,713
Cash and cash equivalents at end of year	1,342,667	47,816	$ 1,023,874	$ 807,484
InspirMed Inc.
Disclosure Of Non Controlling Interests [Line Items]
Net cash provided by (used in) financing activities	427,725	15,232
Effect of exchange rates on cash and cash equivalents	(528)	(19)
Net (decrease) increase in cash and cash equivalents	427,197	15,213
Cash and cash equivalents at end of year	$ 427,197	$ 15,213